Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000239886
Shareholder Report [Line Items]
Fund Name	Altegris/Crabel Multi-Strategy Fund
Class Name	Class A
Trading Symbol	CMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Altegris/Crabel Multi-Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-crabel-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-crabel-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	Since Inception (December 30, 2022)
Altegris/Crabel Multi-Strategy Fund
Without Load	7.43%	7.29%	4.53%
With Load	1.26%	1.10%	0.48%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	5.16%
Bloomberg Global Aggregate Index	- 3.17%	0.92%	1.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 3,624,053	$ 3,624,053
Holdings Count | Holding	188	188
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,624,053 Number of Portfolio Holdings188 Advisory Fee (net of waivers)$0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	12.5%
U.S. Government & Agencies	87.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000239887
Shareholder Report [Line Items]
Fund Name	Altegris/Crabel Multi-Strategy Fund
Class Name	Class I
Trading Symbol	CMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Altegris/Crabel Multi-Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-crabel-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-crabel-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	1.74%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (December 30, 2022)
Altegris/Crabel Multi-Strategy Fund	7.53%	7.18%	4.60%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	5.16%
Bloomberg Global Aggregate Index	- 3.17%	0.92%	1.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 3,624,053	$ 3,624,053
Holdings Count | Holding	188	188
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,624,053 Number of Portfolio Holdings188 Advisory Fee (net of waivers)$0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	12.5%
U.S. Government & Agencies	87.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.